Summary of Stock Option Exercises (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised and Issued from Treasury	618,752	597,161	41,403
Intrinsic Value	$ 4,243,000	$ 3,627,000	$ 90,400